OTHER RESERVES (Details) - Schedule of Revaluation Reserve in Respect of Equity Shares - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Change in fair value	£ 0	£ 0	£ 0
Equity shares | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
At 1 January	0	0	0
Change in fair value	0	0	0
Deferred tax	(1)	1	(16)
Other comprehensive income, before tax, gains (losses) on revaluation	(1)	1	(16)
At 31 December	0	0	0
Retained profits £ million | Equity shares | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Realised gains and losses transferred to retained profits	0	0	0
Deferred tax	1	(1)	16
Other comprehensive income, net of tax, gains (losses) on revaluation	£ 1	£ (1)	£ 16